Schedule of contractual maturity analysis of financial instruments (Details) - AUD ($)	Jun. 30, 2024	Jun. 30, 2023
Not later than three months [member]
IfrsStatementLineItems [Line Items]
Financial assets	$ 1,180,439	$ 4,463,213
Financial liabilities	(1,570,330)	(2,820,350)
Not later than three months [member] | Trade and other payables [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	(1,267,496)	(2,507,573)
Not later than three months [member] | Lease liabilities [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	(31,234)	(11,177)
Not later than three months [member] | Short-term borrowings [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	(271,600)	(301,600)
Not later than three months [member] | Cash and cash equivalent [member]
IfrsStatementLineItems [Line Items]
Financial assets	275,875	3,174,700
Not later than three months [member] | Trade and other receivables [member]
IfrsStatementLineItems [Line Items]
Financial assets	904,564	1,288,513
Not later than three months [member] | Term deposits [member]
IfrsStatementLineItems [Line Items]
Financial assets
Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Financial assets	29,942	69,942
Financial liabilities	(301,344)	(406,567)
Later than three months and not later than one year [member] | Trade and other payables [member]
IfrsStatementLineItems [Line Items]
Financial liabilities
Later than three months and not later than one year [member] | Lease liabilities [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	(301,344)	(406,567)
Later than three months and not later than one year [member] | Short-term borrowings [member]
IfrsStatementLineItems [Line Items]
Financial liabilities
Later than three months and not later than one year [member] | Cash and cash equivalent [member]
IfrsStatementLineItems [Line Items]
Financial assets
Later than three months and not later than one year [member] | Trade and other receivables [member]
IfrsStatementLineItems [Line Items]
Financial assets
Later than three months and not later than one year [member] | Term deposits [member]
IfrsStatementLineItems [Line Items]
Financial assets	29,942	69,942
Current [member]
IfrsStatementLineItems [Line Items]
Financial assets	1,210,381	4,533,155
Financial liabilities	(1,871,674)	(3,226,917)
Current [member] | Trade and other payables [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	(1,267,496)	(2,507,573)
Current [member] | Lease liabilities [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	(332,578)	(417,744)
Current [member] | Short-term borrowings [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	(271,600)	(301,600)
Current [member] | Cash and cash equivalent [member]
IfrsStatementLineItems [Line Items]
Financial assets	275,875	3,174,700
Current [member] | Trade and other receivables [member]
IfrsStatementLineItems [Line Items]
Financial assets	904,564	1,288,513
Current [member] | Term deposits [member]
IfrsStatementLineItems [Line Items]
Financial assets	$ 29,942	$ 69,942